Lease Liabilities	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Lease Liabilities

Note 16. Lease liabilities

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Current	327,046	333,850	223,700
Non-current	334,909	95,403	229,078
	661,955	429,253	452,778

Refer to note 24 for further information on financial instruments.

Accounting policy for lease liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties. The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred.

Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index, or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	2023	2022	2023
Consolidated	AUD$	AUD$	$

Balance at January 1	429,253	641,660	293,609
Additions	702,079	148,815	480,222
Disposals (early return of leased cars)	(82,566)	-	(56,474)
Accretion of interest	22,199	22,004	15,184
Payments	(390,794)	(360,321)	(267,303)
Effect of exchange rates differences	(18,216)	(22,905)	(12,460)

Balance at December 31	661,955	429,253	452,778

	1 year or less	Between 1 and 2 years	Between 2 and 3 years	Over 3 years	Total
Consolidated	AUD$	AUD$	AUD$	AUD$	AUD$

December 31, 2023	327,046	311,294	23,615	-	661,955
December 31, 2022	333,850	95,403	-	-	429,253